Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation with low volatility relative to the global equity market.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global Minimum Volatility Fund Participant) Vanguard Global Minimum Volatility Fund	Vanguard Global Minimum Volatility Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global Minimum Volatility Fund Participant) Vanguard Global Minimum Volatility Fund	Vanguard Global Minimum Volatility Fund - Investor Shares
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.30%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Global Minimum Volatility Fund Participant) Vanguard Global Minimum Volatility Fund (USD $)	1 YEAR	3 YEAR
Vanguard Global Minimum Volatility Fund - Investor Shares	31	97

Portfolio Turnover
The Fund has no operating history and therefore has no portfolio turnover information.
Primary Investment Strategies
Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is moderate.

Currency risk and currency hedging risk. The Fund generally will seek to hedge most of its currency exposure back to the U.S. dollar to reduce overall portfolio volatility. However, not all currency exposure will be hedged, so the Fund will have a low level of currency risk. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Fund will also have a low level of currency hedging risk, which is the risk that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund's foreign currency exposure. For example, the Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The Fund began operations on December 12, 2013, so performance information is not yet available.
Participant:
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation with low volatility relative to the global equity market.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global Minimum Volatility Fund Participant:) Vanguard Global Minimum Volatility Fund	Vanguard Global Minimum Volatility Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global Minimum Volatility Fund Participant:) Vanguard Global Minimum Volatility Fund	Vanguard Global Minimum Volatility Fund - Admiral Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Global Minimum Volatility Fund Participant:) Vanguard Global Minimum Volatility Fund (USD $)	1 YEAR	3 YEAR
Vanguard Global Minimum Volatility Fund - Admiral Shares	20	64

Portfolio Turnover
The Fund has no operating history and therefore has no portfolio turnover information.
Primary Investment Strategies
Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is moderate.

Currency risk and currency hedging risk. The Fund generally will seek to hedge most of its currency exposure back to the U.S. dollar to reduce overall portfolio volatility. However, not all currency exposure will be hedged, so the Fund will have a low level of currency risk. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Fund will also have a low level of currency hedging risk, which is the risk that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund's foreign currency exposure. For example, the Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The Fund began operations on December 12, 2013, so performance information is not yet available.
Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation with low volatility relative to the global equity market.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global Minimum Volatility Fund Retail) Vanguard Global Minimum Volatility Fund (USD $)	Vanguard Global Minimum Volatility Fund - Admiral Shares	Vanguard Global Minimum Volatility Fund - Investor Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global Minimum Volatility Fund Retail) Vanguard Global Minimum Volatility Fund	Vanguard Global Minimum Volatility Fund - Admiral Shares	Vanguard Global Minimum Volatility Fund - Investor Shares
Management Expenses	0.10%	0.20%
12b-1 Distribution Fee	none	none
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	0.20%	0.30%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Global Minimum Volatility Fund Retail) Vanguard Global Minimum Volatility Fund (USD $)	1 YEAR	3 YEAR
Vanguard Global Minimum Volatility Fund - Admiral Shares	20	64
Vanguard Global Minimum Volatility Fund - Investor Shares	31	97

Portfolio Turnover
The Fund has no operating history and therefore has no portfolio turnover information.
Primary Investment Strategies
Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk for the Fund is moderate.

Currency risk and currency hedging risk. The Fund generally will seek to hedge most of its currency exposure back to the U.S. dollar to reduce overall portfolio volatility. However, not all currency exposure will be hedged, so the Fund will have a low level of currency risk. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. The Fund will also have a low level of currency hedging risk, which is the risk that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund's foreign currency exposure. For example, the Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The Fund began operations on December 12, 2013, so performance information is not yet available.